Label	Element	Value
Direxion Daily Mid Cap Bull 3X Shares | Interactive Brokers Group, Inc. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Direxion Daily Mid Cap Bull 3X Shares | RB Global, Inc. ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Direxion Daily Mid Cap Bull 3X Shares | EMCOR Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Direxion Daily Mid Cap Bull 3X Shares | Caseys General Stores, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | Carlisle Cos., Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | Fidelity National Financial, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | DocuSign, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | Watsco, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Mid Cap Bull 3X Shares | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	21.50%
Direxion Daily Mid Cap Bull 3X Shares | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.30%
Direxion Daily Mid Cap Bull 3X Shares | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.30%
Direxion Daily Mid Cap Bull 3X Shares | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.10%
Direxion Daily Mid Cap Bull 3X Shares | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.20%
Direxion Daily Mid Cap Bull 3X Shares | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.30%
Direxion Daily Mid Cap Bull 3X Shares | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.70%
Direxion Daily Mid Cap Bull 3X Shares | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.70%
Direxion Daily Mid Cap Bull 3X Shares | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.60%
Direxion Daily Mid Cap Bull 3X Shares | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%
Direxion Daily Mid Cap Bull 3X Shares | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion Daily Mid Cap Bull 3X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	230.50%
Direxion Daily Mid Cap Bull 3X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	69.50%